Document and Entity Information - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2015	Apr. 22, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000936402
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	SHP, SHPG
Entity Registrant Name	Shire plc
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding		601.1
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Public Float			$ 55.5